Calvert
Green Bond Fund
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 9.6%

Security	Principal Amount* (000's omitted)	Value
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	5,900	$ 5,987,096
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	1,307	1,049,817
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,135	938,257
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	3,480	2,277,824
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,182	997,098
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,494	2,417,453
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	392	281,873
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	363	340,317
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,034	855,203
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	519	487,854
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,018	1,780,228
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,568	1,415,865
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	790	702,564
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	908	798,728
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,124	922,559
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	668	533,046
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	467	395,278
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	1,585	1,308,875
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	232	223,284
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	29	27,353
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	918	763,333
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,877	2,042,146
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,281	4,605,985
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,191	1,717,484
Series 2021-A, Class B, 3.15%, 2/20/48(1)	3,719	1,698,403
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,265	1,030,215
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	5,895	3,993,035
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,384	924,820
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,091	1,982,191
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	6,786	6,015,656
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	3,922	3,720,592
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,462	4,019,545
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,519	1,409,861
Security	Principal Amount* (000's omitted)		Value
Tesla Auto Lease Trust:
Series 2023-A, Class A3, 5.89%, 6/22/26(1)		44	$ 43,518
Series 2023-A, Class A4, 5.94%, 7/20/27(1)		850	851,881
Series 2023-B, Class A3, 6.13%, 9/21/26(1)		5,268	5,284,984
Series 2023-B, Class A4, 6.22%, 3/22/27(1)		1,350	1,357,457
Series 2024-B, Class A3, 4.82%, 10/20/27(1)		2,410	2,421,815
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	3,444	4,082,185
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)		1,235	1,173,408
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		4,273	3,841,072
Total Asset-Backed Securities (identified cost $88,396,822)			$76,720,158

Commercial Mortgage-Backed Securities — 9.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,797,006
Series KG04, Class A2, 1.487%, 11/25/30	20,000	17,428,232
Series KG08, Class A2, 4.134%, 5/25/33(2)	19,100	18,598,724
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(2)	4,640	4,526,923
Series 2018-M4, Class A2, 3.159%, 3/25/28(2)	9,267	8,994,419
Series 2018-M13, Class A2, 3.868%, 9/25/30(2)	5,152	5,045,664
Series 2019-M1, Class A2, 3.662%, 9/25/28(2)	4,780	4,697,938
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,302	5,927,455
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,365,054
Total Commercial Mortgage-Backed Securities (identified cost $77,704,698)		$76,381,415

Corporate Bonds — 48.8%

Security	Principal Amount* (000’s omitted)		Value
Communications — 3.4%
Comcast Corp., 4.65%, 2/15/33(3)		6,000	$ 5,964,599
Telefonica Emisiones SA, 4.183%, 11/21/33(4)	EUR	1,300	1,572,922
Verizon Communications, Inc.:
1.50%, 9/18/30		11,734	10,138,296
5.50%, 2/23/54(3)		5,000	4,835,815
Virgin Media O2 Vendor Financing Notes V DAC, 7.875%, 3/15/32(1)	GBP	3,300	4,641,977
			$ 27,153,609

Calvert
Green Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Cyclical — 2.8%
Ford Motor Co., 3.25%, 2/12/32		14,671	$ 12,374,556
General Motors Co., 5.40%, 10/15/29		9,989	10,201,804
			$ 22,576,360
Consumer, Non-cyclical — 1.0%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 2,842,261
Conservation Fund, 3.474%, 12/15/29		2,345	2,215,322
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,186,005
PepsiCo, Inc.:
2.875%, 10/15/49		1,065	700,093
3.90%, 7/18/32		800	773,465
			$7,717,146
Energy — 0.7%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		218	$204,266
6.45%, 3/5/34(1)		855	856,375
6.95%, 3/5/54(1)		1,500	1,392,718
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,940	2,816,627
			$5,269,986
Financial — 18.4%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$5,732,360
4.75%, 4/15/35		3,332	3,189,539
AXA SA, 1.375% to 4/7/31, 10/7/41(4)(5)	EUR	5,545	5,808,296
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(4)(5)	EUR	4,500	4,998,199
BNP Paribas SA:
0.375% to 10/14/26, 10/14/27(4)(5)	EUR	7,500	8,620,479
1.675% to 6/30/26, 6/30/27(1)(5)		1,355	1,316,940
CaixaBank SA, 1.25% to 3/18/26, 6/18/31(4)(5)	EUR	6,300	7,325,799
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25(3)		1,970	1,949,468
Commonwealth Bank of Australia, 4.266% to 6/4/29, 6/4/34(5)	EUR	2,000	2,428,042
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(5)		7,021	6,867,883
Danske Bank AS, 3.75% to 11/19/31, (Update Replacements.xls: EUSA5 + 1.55%), 11/19/36(4)(5)	EUR	2,000	2,362,576
Digital Dutch Finco BV, 1.50%, 3/15/30(4)	EUR	6,300	6,861,014
Equinix, Inc., 1.00%, 9/15/25		10,628	10,544,340
Fifth Third Bancorp, 1.707% to 11/1/26, 11/1/27(5)		1,500	1,448,719
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34		8,492	8,497,645
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		605	592,556
3.75%, 9/15/30(1)(3)		1,783	1,637,367
Healthpeak OP LLC, 2.125%, 12/1/28		3,000	2,786,983
ING Groep NV:
0.875% to 3/9/27, 6/9/32(4)(5)	EUR	5,400	6,127,958
4.625%, 1/6/26(1)		4,025	4,026,853
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(4)(5)	GBP	3,000	4,279,214
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(5)		8,300	$ 8,482,599
Kimco Realty OP LLC, 2.70%, 10/1/30		3,000	2,753,279
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		2,720	2,719,729
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(4)(5)	EUR	3,200	3,324,747
PNC Financial Services Group, Inc., 4.758% to 1/26/26, 1/26/27(5)		920	921,445
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	6,700	7,461,904
Prologis LP, 1.25%, 10/15/30		1,477	1,263,806
Prudential Financial, Inc., 1.50%, 3/10/26		8,131	7,977,953
REC Ltd., 5.625%, 4/11/28(1)		3,841	3,921,018
Royal Bank of Canada, 1.15%, 7/14/26		2,000	1,939,224
Svenska Handelsbanken AB, 3.625% to 11/4/31, 11/4/36(4)(5)	EUR	2,000	2,368,607
Toronto-Dominion Bank, 5.264%, 12/11/26		2,775	2,813,906
Vonovia SE, 2.375%, 3/25/32(4)	EUR	2,200	2,424,972
Welltower OP LLC, 2.70%, 2/15/27		1,280	1,251,536
			$147,026,955
Government - Multinational — 5.0%
Asian Development Bank:
1.75%, 8/14/26		2,665	$2,602,138
2.375%, 8/10/27		4,000	3,891,268
3.125%, 9/26/28		800	785,138
European Investment Bank, 2.375%, 5/24/27		9,028	8,798,554
International Bank for Reconstruction & Development:
3.125%, 11/20/25		4,150	4,129,544
4.125%, 3/20/30		11,880	12,033,227
6.875%, 2/9/29	MXN	70,000	3,598,875
International Finance Corp., 2.125%, 4/7/26		3,987	3,928,500
			$39,767,244
Industrial — 2.4%
Jabil, Inc., 4.25%, 5/15/27		5,150	$5,137,976
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,650	4,083,696
Owens Corning, 3.95%, 8/15/29		1,382	1,355,513
Smurfit Kappa Treasury ULC:
5.438%, 4/3/34		900	912,672
5.777%, 4/3/54(3)		3,285	3,250,466
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,217,275
2.25%, 1/30/31(3)		1,821	1,614,997
			$19,572,595
Technology — 3.3%
Apple, Inc., 3.00%, 6/20/27		14,550	$14,304,659
Intel Corp., 4.15%, 8/5/32(3)		4,000	3,793,800

Calvert
Green Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Technology (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31		6,100	$ 5,389,342
3.40%, 5/1/30		2,861	2,708,794
			$ 26,196,595
Utilities — 11.8%
AES Corp., 2.45%, 1/15/31(3)		11,377	$ 9,951,924
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.625%, 2/15/32(4)	EUR	2,250	2,730,922
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		2,313	2,077,181
Constellation Energy Generation LLC, 5.75%, 3/15/54		4,450	4,364,592
EDP Servicios Financieros Espana SA, 3.50%, 7/16/30(4)	EUR	800	961,665
Enel Finance International NV:
1.625%, 7/12/26(1)		2,224	2,158,954
4.625%, 6/15/27(1)		6,500	6,526,481
5.00%, 6/15/32(1)		2,692	2,701,210
Engie SA, 4.75% to 3/14/30(4)(5)(6)	EUR	2,100	2,566,284
Eurogrid GmbH, 3.279%, 9/5/31(4)	EUR	700	828,473
Iberdrola International BV, Series NC9, 1.825% to 8/9/29(4)(5)(6)	EUR	2,400	2,609,486
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		11,594	10,186,384
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,081,014
3.65%, 8/1/48		4,490	3,363,654
4.25%, 7/15/49		4,190	3,411,523
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		16,515	15,436,778
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		1,482	1,309,097
Northern States Power Co., 2.60%, 6/1/51		3,798	2,295,828
NSTAR Electric Co., 3.25%, 5/15/29		4,000	3,853,809
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,075	2,011,684
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,331,737
4.10%, 6/15/48		1,000	774,276
SSE PLC, 3.50%, 3/18/32(4)	EUR	1,450	1,730,797
TenneT Holding BV, 4.625% to 3/21/29(4)(5)(6)	EUR	2,140	2,561,957
Tucson Electric Power Co., 1.50%, 8/1/30		3,300	2,846,731
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(3)		2,015	2,161,182
			$93,833,623
Total Corporate Bonds (identified cost $402,111,480)			$389,114,113

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(7)	$989	$ 979,572
Total High Social Impact Investments (identified cost $989,467)		$ 979,572

Preferred Stocks — 1.1%

Security	Shares	Value
Electric Utilities — 0.6%
Brookfield BRP Holdings Canada, Inc., 4.625%	315,384	$ 4,967,298
		$ 4,967,298
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,196,000
Series A2, 6.375%	169,100	2,560,174
		$ 3,756,174
Total Preferred Stocks (identified cost $14,459,994)		$ 8,723,472

Sovereign Government Bonds — 7.9%

Security	Principal Amount* (000’s omitted)	Value
Canada — 1.4%
Export Development Canada, 4.75%, 6/5/34	11,000	$ 11,416,128
		$ 11,416,128
Chile — 0.2%
Chile Government International Bonds, 2.55%, 1/27/32	1,500	$ 1,321,800
		$ 1,321,800
Finland — 0.6%
Kuntarahoitus OYJ, 3.625%, 10/9/29(1)	4,500	$ 4,454,474
		$ 4,454,474
Germany — 3.5%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	5,023	$4,848,806
4.375%, 2/28/34	22,413	22,704,256
		$27,553,062
Netherlands — 1.3%
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26(1)	10,866	$10,728,518
		$10,728,518

Calvert
Green Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Romania — 0.2%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	1,750	$ 1,968,618
			$ 1,968,618
South Korea — 0.2%
Export-Import Bank of Korea, 5.125%, 1/11/33		1,429	$ 1,475,465
			$ 1,475,465
Sweden — 0.5%
Kommuninvest I Sverige AB, 4.625%, 9/29/28(1)		4,000	$ 4,109,978
			$ 4,109,978
Total Sovereign Government Bonds (identified cost $62,457,786)			$63,028,043

Taxable Municipal Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,454,209
		$ 6,454,209
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,421,826
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(8)	90	90,713
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	559,676
Green Bonds, 2.184%, 9/1/31	500	443,322
Green Bonds, 2.264%, 9/1/32	445	386,858
Green Bonds, 2.344%, 9/1/33	1,445	1,231,155
		$4,133,550
Total Taxable Municipal Obligations (identified cost $13,363,439)		$10,587,759

U.S. Government Agencies and Instrumentalities — 0.7%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$2,425	$ 2,311,333
2.36%, 10/15/29	1,571	1,514,227
3.52%, 9/20/32	1,967	1,917,607
Total U.S. Government Agencies and Instrumentalities (identified cost $5,962,687)		$ 5,743,167

U.S. Government Agency Mortgage-Backed Securities — 11.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2054	$29,158	$ 28,608,185
5.50%, with various maturities to 2054	35,174	35,252,988
Federal National Mortgage Association:
5.50%, with various maturities to 2055	17,074	17,092,817
2.68%, 7/1/26	1,851	1,821,388
5.00%, with various maturities to 2055	11,530	11,326,523
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $93,726,072)		$ 94,101,901

Short-Term Investments — 10.1%
Affiliated Fund — 8.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(9)	66,283,511	$ 66,283,511
Total Affiliated Fund (identified cost $66,283,511)		$ 66,283,511
Securities Lending Collateral — 1.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(10)	14,695,450	$ 14,695,450
Total Securities Lending Collateral (identified cost $14,695,450)		$ 14,695,450
Total Short-Term Investments (identified cost $80,978,961)		$ 80,978,961
Total Investments — 101.1% (identified cost $840,151,406)		$806,358,561
Other Assets, Less Liabilities — (1.1)%		$ (8,912,175)
Net Assets — 100.0%		$797,446,386

Calvert
Green Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $158,108,228 or 19.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(3)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $20,842,684 and the total market value of the collateral received by the Fund was $21,590,357, comprised of cash of $14,695,450 and U.S. government and/or agencies securities of $6,894,907.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $70,064,367 or 8.6% of the Fund's net assets.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Restricted security. Total market value of restricted securities amounts to $979,572, which represents 0.1% of the net assets of the Fund as of June 30, 2025.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(10)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	70.3%
Netherlands	4.6
Germany	4.2
Other (less than 3.0% each)	20.9
Total	100.0%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	229,694	CAD	313,902	BNP Paribas	9/25/25	$ —	$(1,798)
USD	60,041,630	EUR	51,793,243	BNP Paribas	9/25/25	—	(1,310,447)
USD	2,816,090	EUR	2,392,895	UBS AG	9/25/25	—	(18,432)
USD	11,996,155	EUR	10,182,317	UBS AG	9/25/25	—	(65,386)
USD	8,351,952	GBP	6,191,089	JPMorgan Chase Bank, N.A.	9/25/25	—	(150,891)
USD	209,095	SEK	2,007,289	Credit Agricole Corporate and Investment Bank	9/25/25	—	(4,252)
						$ —	$(1,551,206)

Calvert
Green Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	440	Long	9/30/25	$91,530,313	$366,692
U.S. 5-Year Treasury Note	301	Long	9/30/25	32,809,000	362,010
U.S. 10-Year Treasury Note	516	Long	9/19/25	57,856,500	1,096,265
U.S. Long Treasury Bond	163	Long	9/19/25	18,821,406	711,764
U.S. Ultra-Long Treasury Bond	358	Long	9/19/25	42,646,750	1,764,466
U.S. Ultra 10-Year Treasury Note	(250)	Short	9/19/25	(28,566,406)	(673,276)
					$3,627,921
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$989,467
		$989,467

Abbreviations:
OTC	– Over-the-counter
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Green Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $66,283,511, which represents 8.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$13,512,011	$254,803,893	$(202,032,393)	$ —	$ —	$66,283,511	$1,388,536	66,283,511

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$76,720,158	$ —	$76,720,158
Commercial Mortgage-Backed Securities	—	76,381,415	—	76,381,415
Corporate Bonds	—	389,114,113	—	389,114,113
High Social Impact Investments	—	979,572	—	979,572
Preferred Stocks	8,723,472	—	—	8,723,472
Sovereign Government Bonds	—	63,028,043	—	63,028,043
Taxable Municipal Obligations	—	10,587,759	—	10,587,759
U.S. Government Agencies and Instrumentalities	—	5,743,167	—	5,743,167
U.S. Government Agency Mortgage-Backed Securities	—	94,101,901	—	94,101,901
Short-Term Investments:
Affiliated Fund	66,283,511	—	—	66,283,511
Securities Lending Collateral	14,695,450	—	—	14,695,450
Total Investments	$89,702,433	$716,656,128	$ —	$806,358,561
Futures Contracts	$4,301,197	$ —	$ —	$4,301,197
Total	$94,003,630	$716,656,128	$ —	$810,659,758
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(1,551,206)	$ —	$(1,551,206)
Futures Contracts	(673,276)	—	—	(673,276)
Total	$(673,276)	$(1,551,206)	$ —	$(2,224,482)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.